PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET.
Schedule of property, plant and equipment

Property, plant and equipment used in continuing operation and related accumulated depreciation are as follows (RMB in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Buildings	12,655,905	17,195,868
Machinery and equipment	22,435,247	30,438,878
Motor vehicles	114,936	183,921
Furniture, fixture and office equipment	1,995,407	1,116,407
	37,201,495	48,935,074
Less: Accumulated depreciation	(6,462,379)	(11,557,978)
Subtotal	30,739,116	37,377,096
Construction in progress	1,550,972	3,890,092
Property, plant and equipment, net	32,290,088	41,267,187